Long-term borrowings	12 Months Ended
Dec. 31, 2023
Aegon Ltd. [member]
Statement [LineItems]
Long-term borrowings
17 Long-term borrowings

	2023	2022

Remaining terms less than 1 year	-	499

Remaining terms 1 - 5 years	-	-

Remaining terms 5 - 10 years	287	281

Remaining terms over 10 years	457	446

On December 31	745	1,226

Fair value of long-term borrowings	847	1,289
During 2023, the EUR 500 million senior unsecured notes with a coupon rate of 1% was redeemed.
The redemption periods of borrowings vary from 8 year up to 16 years. The interest rates vary from 6.125% to 6.625% per annum.